SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

16.SHARE-BASED PAYMENTS

The Company has four different forms of share-based payments for eligible recipients – stock options, restricted share units (“RSUs”), deferred share units (“DSUs”), and bonus shares.

	Year ended December 31
Share based payments expense	2020	2019
Stock options (note 16(a))	$1,635	$1,430
Restricted share units (note 16(b))	545	418
Deferred share units (note 16(c))	213	276
Bonus shares (note 16(d))	130	429
Share based payments expense	$2,523	$2,553

(a)	Stock options

Stock options granted by the Company typically have a five-year life, with one third each vesting on grant date, and one year and two years after grant date.

	2020		2019
		Weighted		Weighted
		average		average
Stock options outstanding	Number	exercise price	Number	exercise price
Beginning of year	9,917,336	C$1.20	9,124,005	C$1.23
Granted	2,233,438	2.91	2,199,322	1.08
Exercised	(2,112,103)	1.15	(1,358,491)	1.16
Expired, forfeited or cancelled	(78,744)	1.17	(47,500)	1.48
End of year	9,959,927	C$1.60	9,917,336	C$1.20
Vested, end of year	7,774,007	C$1.39	7,229,622	C$1.22

	2020	2019
Number granted	2,233,438	2,199,322
Grant date fair value	C$2,729	C$1,049
Weighted average of assumptions used:
Expected volatility	48%	49%
Expected life	5 years	5 years
Canadian dollar risk free interest rate	0.5%	1.5%
Dividends	nil	nil

The stock options outstanding at December 31, 2020, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
January 27, 2021	0.15	0.1	225,000	225,000
January 27, 2021	0.81	0.1	39,900	39,900
June 23, 2022	1.39	1.5	2,310,000	2,310,000
May 31, 2023	1.25	2.4	980,000	980,000
June 27, 2023	1.25	2.5	1,012,014	1,012,014
September 10, 2023	1.25	2.7	100,000	100,000
November 13, 2023	1.30	2.9	1,000,000	1,000,000
March 29, 2024	1.06	3.2	1,850,227	1,226,818
May 15, 2024	1.00	3.4	117,450	78,300
August 13, 2024	1.65	3.6	103,212	68,808
March 25, 2025	2.21	4.2	1,022,124	333,166
April 16, 2025	2.39	4.3	600,000	200,000
April 20, 2025	2.58	4.3	50,000	16,667
July 1, 2025	3.82	4.5	300,000	100,000
August 24, 2025	6.03	4.6	200,000	66,667
September 1, 2025	5.80	4.7	50,000	16,667
Total number of stock options			9,959,927	7,774,007

The stock options outstanding at December 31, 2019, were as follows:

	Exercise	Remaining life		Number
Expiry date	price (C$)	(years)	Number	vested
November 27, 2020	0.15	0.9	550,000	550,000
December 3, 2020	0.81	0.9	76,000	76,000
June 23, 2022	1.39	2.5	3,465,000	3,465,000
May 31, 2023	1.25	3.4	1,050,000	700,000
June 27, 2023	1.25	3.5	1,427,014	938,848
September 10, 2023	1.25	3.7	150,000	100,000
November 13, 2023	1.30	3.9	1,000,000	666,667
March 29, 2024	1.06	4.2	1,978,660	659,553
May 15, 2024	1.00	4.4	117,450	39,150
August 13, 2024	1.65	4.6	103,212	34,404
Total number of stock options			9,917,336	7,229,622

Subsequent to the reporting period, 549,900 stock options were exercised, for gross proceeds to the Company of C$423,700  ($333,600) (note 24).

(b)	Restricted Share Units

Restricted Share Units ("RSU's) awarded by the Company typically vest one-third each one, two, and three years after award date.

Number of RSUs outstanding:	2020	2019
Outstanding, January 1	1,014,972	368,000
Awarded	320,447	849,639
Vested and settled	(414,063)	(202,667)
Vested but not yet settled at reporting date	—	—
Outstanding, December 31	921,356	1,014,972

		Number vesting in the year
Number of RSUs outstanding:	Total	2020	2021	2022	2023
Outstanding, December 31, 2019	1,014,972	365,881	365,880	283,211	—
Outstanding, December 31, 2020	921,356	—	448,607	365,935	106,814

RSUs are valued based on the closing price of the Company’s common shares immediately prior to award.

(c)	Deferred Share Units

The Deferred Share Units ("DSUs") awarded by the Company to directors typically vest immediately, but are not settled until the end of the director's tenure.

Number of DSUs outstanding:	2020	2019
Outstanding, January 1	508,780	180,000
Awarded and vested immediately	135,745	328,780
Settled	—	—
Outstanding, December 31	644,525	508,780
Of which, number of DSUs vested at December 31	644,525	508,780

DSUs are valued based on the closing price of the Company’s common shares immediately prior to award.

(d)	Bonus shares

During 2017, the Board of Directors awarded 500,000 common shares to the non-executive Chairman of the Company as bonus shares.  The bonus shares are subject to a vesting period from June 19, 2017 to June 18, 2020 (the “Eligibility Period”).  If the non-executive Chairman ceases to be the director of the Company before the Eligibility Period ends, the bonus shares will be forfeited.  The bonus shares will become issuable (1) after the Eligibility Period on the date that the non-executive Chairman ceases to act as a director of the Company, or (2) upon a change of control of the Company.

We estimated the fair value of the bonus shares ($1.31 each) based on the market price of the common shares at the date of the grant.  The amount of $655,000 was recognized on a straight line basis over the Eligibility Period.

On November 13, 2018, the Board of Directors awarded 1,000,000 bonus shares to an officer of the Company.  The bonus shares were structured in four tranches of 250,000 bonus shares each, vesting and issuable upon the achievement of certain share price thresholds particular to each tranche.  Upon initial recognition we estimated the dates that each of these market condition tranches would vest, such dates ranging from December 2019 to March 2022.  The award date fair value ($537,000, or $0.537 per bonus share) is recognized on a straight line basis over the estimated vesting periods.  All four tranches vested during the year ended December 31, 2020.  Consequently, the total fair value has been recognized as at December 31, 2020.

Number of bonus shares outstanding:	2020	2019
Outstanding, January 1	1,500,000	1,500,000
Vested and issued during the year	(1,000,000)	—
Outstanding, December 31	500,000	1,500,000
Vested, end of year	500,000	—